Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Redeemable shares [Member]
Schedule of Basic and Diluted Net Income (Loss) Per Share [Line Items]
Allocation of net loss including accretion of temporary equity and excluding dividend income on trust account	$ (434,640)	$ (390,200)	$ (945,405)	$ (738,008)	$ (2,134,446)	$ (1,107,852)
Dividend income on trust account	368,183	546,053	740,810	1,404,530
Monthly extension fees	175,000	150,000	400,000	150,000
Accretion of temporary equity to redemption value					$ (1,510,972)	$ (10,491,992)
Net (loss) income	$ 108,543	$ 305,853	$ 195,405	$ 816,522
Weighted-average shares outstanding (in Shares)	2,499,658	4,090,813	2,538,398	5,972,453	4,260,842	5,264,384
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.04	$ 0.07	$ 0.08	$ 0.14	$ 0.29	$ 0.64
Non-redeemable shares [Member]
Schedule of Basic and Diluted Net Income (Loss) Per Share [Line Items]
Allocation of net loss including accretion of temporary equity and excluding dividend income on trust account	$ (362,866)	$ (199,055)	$ (777,239)	$ (257,872)
Dividend income on trust account
Monthly extension fees
Accretion of temporary equity to redemption value					$ (740,044)	$ (4,019,186)
Net (loss) income	$ (362,866)	$ (199,055)	$ (777,239)	$ (257,872)
Weighted-average shares outstanding (in Shares)	2,086,875	2,086,875	2,086,875	2,086,875	2,086,875	2,016,637
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.17)	$ (0.1)	$ (0.37)	$ (0.12)	$ (0.35)	$ (1.99)